Basis of Preparation - Impact of changes in accounting principles	6 Months Ended
Jun. 30, 2020
Basis of Preparation of Financial Statements - Impact of changes in accounting principles [Abstract]
Disclosure of changes in accounting policies [text block]

Basis of preparation/impact of changes in accounting principles

The consolidated interim financial statements of Deutsche Bank Aktiengesellschaft, Frankfurt am Main and its subsidiaries (collectively the "Group", "Deutsche Bank" or "DB") for the six-month period ended June 30, 2020 are stated in euros, the presentation currency of the Group. It has been prepared based on the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The consolidated interim financial statements take particular account of the requirements of IAS 34 relating to interim financial reporting.

For purposes of the Group’s primary financial reporting outside the United States, the Group prepares its consolidated interim financial statements in accordance with IFRS as endorsed by the EU. For purposes of the Group’s consolidated interim financial statements prepared in accordance with IFRS as endorsed by the EU, the Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve out version of IAS 39. The purpose of applying the EU carve out version of IAS 39 is to align the Group’s hedge accounting approach with its risk management practice and the accounting practice of its major European Union peers. Under the EU IAS 39 carve-out, fair value macro hedge accounting may be applied to core deposits and hedge ineffectiveness for all fair value macro hedge accounting applications is only recognized when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognized when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS as issued by the IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits. In addition hedge ineffectiveness arises for all fair value macro hedge accounting relationships whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.

For the six-month period ended June 30, 2020, the application of the EU carve out version of IAS 39 had a positive impact of € 77 million on net revenues and profit before tax and of € 47 million on profit after tax. The impact on profit after tax also impacts the calculation of equity on the balance sheet by € 47 million. Effective as of January 1, 2020, the Group’s regulatory capital and ratios thereof are also reported on the basis of IFRS as endorsed by the EU and applying the EU carve out version of IAS 39 (which is now the primary basis of accounting for the Group), including in this consolidated interim financial statements under IFRS as issued by the IASB. Because of the impact of profit after tax on equity on the balance sheet, application of the EU carve-out of IAS 39 also impacts the calculation of CET 1 capital, Tier 1 capital, Total capital and ratios based thereon, including the Leverage ratio. As of June 30, 2020, this had a positive impact of about 1 basis point on the CET capital ratio and of less than 1 basis point on the Leverage ratio.

The Group’s consolidated interim financial statements are unaudited and include the consolidated balance sheet as of June 30, 2020, the related consolidated statements of income, comprehensive income, changes in equity and cash flows for the three-and-six-month period ended June 30, 2020 as well as other information (e.g. Basis of preparation/impact of changes in accounting principles). The Group’s consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements of Deutsche Bank for 2019, for which the same accounting policies, critical accounting estimates and change in accounting estimates have been applied with the exception of the newly adopted accounting pronouncements outlined in section "Recently adopted accounting pronouncements" and the accounting policy changes for purchased contracts that meet the definition of a financial guarantee under IFRS 9.

The Group has also changed its accounting policies for purchased contracts that meet the definition of a financial guarantee under IFRS 9. Previously, the Group accounted for purchased financial guarantees as contingent assets and did not recognize the reimbursement gain as Other Income (loss) in the Group’s Consolidated Statement of Income until the Group received payment from the guarantor. Under the Group’s new accounting policy, purchased financial guarantees are deemed to result in reimbursements under IAS 37 to the extent that the financial guarantee is entered into to mitigate the credit exposure from debt instruments with Hold to Collect (HTC) or Hold to Collect and Sell (HTC&S) business models. The new accounting policy results in recognition of a reimbursement asset for subsequent increases in the expected credit losses, to the extent it is virtually certain that the purchased financial guarantee will reimburse the Group for the loss incurred. Accordingly, when the credit risk of the borrower significantly deteriorates a reimbursement asset is recognised equal to the life-time expected credit losses and is presented as Other Assets in the Group’s Consolidated Balance Sheet. The corresponding reimbursement gain is recognized as a reduction in the Provision for credit losses in the Group’s Consolidated Statement of Income. Purchased financial guarantees entered into to mitigate credit exposure from debt instruments included in the Other business model are accounted for at fair value through profit or loss. The new accounting policy more appropriately aligns the measurement basis and income statement presentation of the debt instruments and associated purchased financial guarantees. It therefore more accurately presents the credit exposure and provision for credit losses in the financial statements resulting in the presentation of more relevant information. The adoption of the changes in the first half of 2020 did not have a material impact to the Group’s Consolidated Statement of Income.

The preparation of financial information under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates, especially in relation to the COVID-19 crisis, and the results reported should not be regarded as necessarily indicative of results that may be expected for the entire year.

The Group has refined its estimation of contractual cash flows from Collateralized Loan Obligations (CLO’s) issued that mitigate credit exposure from debt instruments with HTC or HTC&S business models. Under this refinement, the Group revises its estimated contractual redemption payment from the CLO when the credit risk of a borrower covered by the embedded financial guarantee in the CLO significantly deteriorates. The Group revises its estimated contractual redemption payment under the CLO based on the life-time expected credit losses of the debt instrument (to the extent covered by the CLO). The refinement in the estimate of contractual cashflows reduced the Group’s interest expense for the three-and-six-month period ended June 30, 2020, by € 60 million.

For the Group’s most significant pension plans in the key countries, the discount rate used at each measurement date is set based on a high quality corporate bond yield curve - derived based on bond universe information sourced from reputable third-party index data providers and rating agencies - reflecting the timing, amount and currency of the future expected benefit payments for the respective plan. Unprecedented market turmoil in March 2020 has led to general credit spread widening and increased dispersion of bond yields. Given the Group’s approach for determining the discount rate, this dispersion has resulted in discount rates that are not representative of the broader development in high grade corporate bonds. To mitigate this effect, an adjustment has been made to the liquidity weighting applied to the underlying bonds used to determine the discount rate applied to the larger German pension plans. As the markets have returned to a more normal state, the divergence between the discount rate approach previously employed and the new approach has considerably reduced. Due to this as well as other effects, the Group’s net pension liability for the German pension plans reduced by € 272 million from € 1,355 million as of December 31, 2019 to € 1,083 million as of June 30, 2020.

As a result of recent developments and historical experience, the Group has in the second quarter of 2020 changed its estimate of the service period for certain compensation awards granted to employees to recognize compensation expense over the respective vesting periods in which the related employee services are rendered. As a result of the change in estimate, the Group reported a benefit of approximately € 110 million in "Compensation and benefits" in the Group’s Consolidated Statement of Income.

Recently Adopted and New Accounting Pronouncements [text block]

Recently adopted accounting pronouncements

The following are those accounting pronouncements which are relevant to the Group and which have been applied newly in the first half of 2020.

IFRS 3 Business Combinations

On January 1, 2020, the Group adopted amendments to IFRS 3, "Business Combinations". These amendments clarify the determination of whether an acquisition made is of a business or a group of assets. The amended definition of a business emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The adoption of the amendments did not have an impact on the Group’s consolidated financial statements.

In addition, the Group adopted on January 1, 2020 "Amendments to IAS 1 and IAS 8: Definition of Material" and "Amendments to References to the Conceptual Framework in IFRS Standards". The adoption of the amendments did not have an impact on the Group's consolidated financial statements.

New accounting pronouncements

The following accounting pronouncements were not effective as of June 30, 2020 and therefore have not been applied in the first half of 2020.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, "Insurance Contracts", which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values - instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2021. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

In June 2020, the IASB issued amendments to IFRS 17 "Insurance Contracts" that address concerns and implementation challenges that were identified after IFRS 17 was published in 2017. The amendments are effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The IASB has also issued an amendment to IFRS 4 "Insurance Contracts" which extends the temporary exemption to apply IFRS 9 to annual periods beginning on or after 1 January 2023. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IFRS 16 "Leases"

In May 2020, the IASB issued amendments to IFRS 16 "Leases" that include Covid-19-Related Rent Concessions to provide lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. The amendments are effective for annual periods beginning on or after June 1, 2020 with early adoption permitted including financial statements not yet authorized for issue at 28 May 2020. The amendment is also available for interim reports. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IFRS 3 "Business Combinations"

In May 2020, the IASB issued amendments to IFRS 3 "Business Combinations". The amendments update an outdated reference in IFRS 3 without significantly changing its requirements. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IAS 37 Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued amendments to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets" to clarify what costs an entity considers in assessing whether a contract is onerous. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts . The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IAS 16 Property, Plant and Equipment

In May 2020, the IASB issued amendments to IAS 16 "Property, Plant and Equipment". The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IAS 1 Presentation of Financial Statements

In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current". They clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments will be effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

Improvements to IFRS 2018-2020 Cycles

In May 2020, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2018-2020 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 1 "First-time Adoption of International Financial Reporting Standards", IFRS 9 "Financial Instruments", IFRS 16 "Leases" and IAS 41 "Agriculture". The amendments to IFRS 9 clarify which fees an entity includes when assessing whether to derecognize a financial liability. The amendments will be effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IBOR-Reform

On July 27, 2020 the discounting methodology of Euro denominated interest rate swap derivatives centrally cleared through LCH, EUREX and CME changed from EONIA to €STR. This will change the fair value of the derivatives with a compensating cash payment or receipt so there is no value transfer. The change is not expected to have an impact to the Group’s consolidated income statement. A similar change for USD denominated centrally cleared interest rate swap derivatives to change discounting from Federal Funds Rate to SOFR is expected to occur in October 2020.

Funds transfer pricing

In the third quarter 2019, we implemented certain changes to our internal funds transfer pricing ("FTP") framework in order to enhance its effectiveness as a management tool, as well as to better support funding cost optimization.

The new FTP framework aims to more accurately allocate funding costs and benefits to the firm’s business divisions. The methodology changes did not impact overall group funding costs for 2019, however, the framework did result in a re-allocation of costs and benefits between segments. This re-allocation resulted in a benefit to the trading businesses, partially offset by a reduction in funding benefits to the Private Bank and Corporate Bank versus the prior methodology.

As part of the introduction of the new framework, a decision was made to hold certain transitional costs in Corporate and Other (C&O). These costs, which are subject to potential refinements, will amortize through time reflecting the long dated nature of our liabilities.

Had the new framework been in place in the second quarter 2019, in that period it would have had a positive impact on the results of the Investment Bank and the Capital Release Unit of approximately € 90 million and € 20 million respectively, while the respective results of the Corporate Bank, Private Bank and Corporate and Other (C&O) would have been lower by € 10 million, € 10 million and € 90 million respectively.

Had the new framework been in place for the first half of 2019, in that period it would have had a positive impact on the results of the Investment Bank and the Capital Release Unit of approximately € 140 million and € 30 million respectively, while the respective results of the Corporate Bank, Private Bank and Corporate and Other (C&O) would have been lower by € 20 million, € 30 million and € 120 million respectively.

Business segments

During the first half of 2020 Infrastructure functions that were embedded within the operating business segments were realigned to the business segment Corporate and Other (C&O). Accordingly, approximately 11,600 full time equivalent employees (FTEs) moved from the Investment Bank, Private Bank and Capital Release Unit to the business segment Corporate and Other (C&O). This change did not result in a material financial impact at a segment level, as costs are allocated from Corporate and Other (C&O) to the operating business segments that are using the service of the respective infrastructure functions in accordance with plan. Comparative financial information has been restated accordingly.